Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation	The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 27% for the year ended December 31, 2020 (year ended December 31, 2019 – 27%) as follows:

	Years ended December 31,
	2020	2019
Income (loss) from continuing operations before income taxes	$(5,928)	$2,148
Expected income tax expense (recovery)	(1,601)	580
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	244	264
Other permanent differences	3,819	15
Withholding taxes and other foreign taxes	804	1,017
Change in enacted tax rates	(189)	34
Foreign tax rate differences, foreign exchange and other adjustments	(1,177)	271
Non-taxable income from equity investment	(6,418)	(6,416)
Change in valuation allowance	5,949	6,195
Income tax expense (recovery)	$1,431	$1,960

Schedule of Deferred Tax Assets and Liabilities	The significant components of the deferred income tax assets and liabilities are as follows:

	December 31, 2020	December 31, 2019
Deferred income tax assets:
Net loss carry forwards	$218,323	$211,738
Intangible assets	4,629	4,008
Property, plant and equipment	17,155	15,518
Warranty liability	4,752	3,342
Foreign tax credits	620	620
Inventory	1,631	2,306
Research and development	6,316	6,107
Other	10,592	13,618
Total gross deferred income tax assets	264,018	257,257
Valuation allowance	(261,878)	(255,328)
Total deferred income tax assets	$2,140	$1,929
Deferred income tax liabilities:
Intangible assets	$(430)	$(1,756)
Property, plant and equipment	(22)	(61)
Other	(2,798)	(2,628)
Total deferred income tax liabilities	$(3,250)	$(4,445)
Total net deferred income tax liabilities	$(1,110)	$(2,516)

Schedule of Components of Income Tax Expense (Benefit)	The components of the Company’s income tax expense (recovery) are as follows:

		Income tax expense (recovery)
	Net income (loss)
	before income
	taxes	Current	Deferred	Total
Year ended December 31, 2020
Italy	$5,244	$2,007	$(1,146)	$861
United States	21,400	(274)	—	(274)
Canada	(31,429)	80	—	80
Other	(1,143)	625	139	764
	$(5,928)	$2,438	$(1,007)	$1,431
Year ended December 31, 2019
Italy	$26,645	$2,260	$(1,647)	$613
United States	16,174	13	—	13
Canada	(28,160)	—	—	—
Other	(12,511)	1,334	—	1,334
	$2,148	$3,607	$(1,647)	$1,960

Summary of Operating Loss Carryforwards	The Company has loss carry-forwards in the various tax jurisdictions available to offset future taxable income as follows:

Expiring in:	2021	2022	2023	2024 and later	Total
Canada	$—	$—	$—	$599,723	$599,723
Italy	—	—	—	395	395
United States	—	—	—	105,592	105,592
Sweden	—	—	—	14,672	14,672
Other	3,645	3,858	1,614	10,160	19,277
Total	$3,645	$3,858	$1,614	$730,542	$739,659